Note 1 - Basis of Presentation and General Information (Details) - Management Fees Paid to Related Parties and Management Fees Paid to Third Parties (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Management Fees –Related Parties (Note 7)
Management fees - related parties	$ 33,000	$ 158,000	$ 1,351,000	$ 2,345,000	$ 5,730,000
Management Fees –Third Parties
Management fees - third parties					439,000
Central Mare [Member]
Management Fees –Related Parties (Note 7)
Management fees - related parties			1,351,000	2,345,000	5,575,000
International Shipmanagement [Member]
Management Fees –Related Parties (Note 7)
Management fees - related parties					155,000
ST Shipping and Transport Pte. Limited [Member]
Management Fees –Third Parties
Management fees - third parties					10,000
TMS Tankers [Member]
Management Fees –Third Parties
Management fees - third parties					384,000
Heidmar Inc [Member]
Management Fees –Third Parties
Management fees - third parties					$ 45,000